NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
NON-CONTROLLING INTERESTS	Non-Controlling Interests

a) Non-Controlling Interests (“NCI”) Continuity
	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[2]	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at December 31, 2020	38.5%	40%	16%	20%	10.3%	Various
At January 1, 2019	$—	$1,271	$502	$—	$—	$19	$1,792
Acquisitions[1]	5,910	—	—	887	61	(76)	6,782
Share of income (loss)	275	311	(7)	30	(3)	(1)	605
Cash contributed	90	—	—	—	—	50	140
Decrease in non-controlling interest[1]	—	—	(495)	—	—	—	(495)
Disbursements	(236)	(158)	—	(16)	(11)	(8)	(429)
At December 31, 2019	$6,039	$1,424	$—	$901	$47	($16)	$8,395
Share of income (loss)	965	196	57	68	9	(5)	1,290
Cash contributed	—	—	—	—	—	11	11
Increase in non-controlling interest[1]	—	—	251	—	—	—	251
Disbursements	(1,026)	(427)	(45)	(36)	(17)	(27)	(1,578)
At December 31, 2020	$5,978	$1,193	$263	$933	$39	($37)	$8,369
[1]Refer to note 4 for further details.
[2]Tanzania mines consist of North Mara, Bulyanhulu and Buzwagi.

b) Summarized Financial Information on Subsidiaries with Material Non-Controlling Interests
Summarized Balance Sheets

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines		Loulo-Gounkoto		Tongon
	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019
Current assets	$6,111	$10,977	$491	$500	$530	$525	$347	$406	$288	$158
Non-current assets	13,708	15,909	4,342	4,303	1,758	1,160	4,660	4,662	265	424
Total assets	$19,819	$26,886	$4,833	$4,803	$2,288	$1,685	$5,007	$5,068	$553	$582
Current liabilities	636	466	240	428	1,024	1,322	32	234	118	59
Non-current liabilities	1,266	1,217	1,053	932	565	321	567	634	76	106
Total liabilities	$1,902	$1,683	$1,293	$1,360	$1,589	$1,643	$599	$868	$194	$165
Summarized Statements of Income

	Nevada Gold Mines[1]		Pueblo Viejo		Tanzania Mines[2]		Loulo-Gounkoto		Tongon
For the years ended December 31	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Revenue	$6,299	$2,707	$1,613	$1,409	$1,213	$671	$1,208	$1,007	$507	$384
Income (loss) from continuing operations after tax	2,439	739	418	708	653	86	339	158	83	(29)
Other comprehensive income (loss)	—	—	—	—	—	—	—	—	—	—
Total comprehensive income (loss)	$2,439	$739	$418	$708	$653	$86	$339	$158	$83	($29)
Dividends paid to NCI[3]	$1,026	$236	$6	$158	$45	$—	$36	$16	$—	$11

Summarized Statements of Cash Flows

	Nevada Gold Mines[1]		Pueblo Viejo		Tanzania Mines[2]		Loulo-Gounkoto		Tongon
For the years ended December 31	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Net cash provided by operating activities	$3,518	$1,296	$820	$504	$609	$77	$497	$259	$135	$129
Net cash provided by (used in) investing activities	(971)	(539)	(223)	(107)	(181)	(63)	(226)	(130)	(8)	61
Net cash used in financing activities	(2,668)	(379)	(651)	(397)	(270)	(30)	(189)	(80)	(2)	(107)
Net increase (decrease) in cash and cash equivalents	($121)	$378	($54)	$—	$158	($16)	$82	$49	$125	$83
[1] Nevada Gold Mines was formed July 1, 2019 and therefore 2019 results are presented from July 1, 2019 onwards.
[2] Tanzania mines consist of North Mara, Bulyanhulu and Buzwagi. 2019 reflects full year results.
[3] Includes partner distributions.